Note 6 - Accrued Expenses - Summary of Accrued Expenses (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Accrued payroll expenses	$ 74,169	$ 118,644
Accrued interest expense	694,437	398,934
Accrued general and administrative expenses	114,432
Accrued commissions	15,039	69,631
Other accrued expenses	268,132	449,818
Total	$ 1,166,209	$ 1,037,027